Document and Entity Information	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	COMPUGEN LTD.
Entity Central Index Key	0001119774
Current Fiscal Year End Date	--12-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Entity File Number	000-30902
Entity Address, Address Line One	26 Harokmim Street
Entity Address, City or Town	Holon
Entity Address Country	IL
Entity Address, Postal Zip Code	5885849